Earnings (loss) Per Share (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share
Net income (loss)	¥ 148,965	¥ (990,731)	¥ (539,170)
Weighted average common shares outstanding	4,877,404	4,877,404	4,024,692
Effect of dilutive instruments:
Weighted average common shares for diluted computation	5,470,654	4,877,404	4,024,692
Basic	¥ 30.54	¥ (203.13)	¥ (133.97)
Diluted	¥ 27.23	¥ (203.13)	¥ (133.97)
Class A Common
Earnings Per Share
Weighted average common shares outstanding	1	1	1
Effect of dilutive instruments:
Weighted average common shares for diluted computation	1	1	1
Basic	¥ 30.54	¥ (203.13)	¥ (133.97)
Diluted	¥ 27.23	¥ (203.13)	¥ (133.97)
Common
Earnings Per Share
Net income (loss)	¥ 148,965	¥ (990,731)	¥ (539,170)
Weighted average common shares outstanding	4,877,404	4,877,404	4,024,692
Effect of dilutive instruments:
Stock options		599,800	799,500
Weighted average common shares for diluted computation	5,470,654	4,877,404	4,024,692
Basic	¥ 30.54	¥ (203.13)	¥ (133.97)
Diluted	¥ 27.23	¥ (203.13)	¥ (133.97)